UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Joseph N. Pappo
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: December 31, 2010

Item 1.  Schedule of Investments

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments

December 31, 2010 (Unaudited)

Number of Shares			Value

	COMMON STOCK	97.67%

	ADVERTISING	0.57%
17,800	APAC Customer Services, Inc. *		$108,046

	AEROSPACE & DEFENSE	1.57%
3,200	Astronics Corp. *		67,200
1,700	Ducommun, Inc.		37,026
5,000	Herley Industries, Inc. *		86,600
1,900	Innovative Solutions & Support, Inc. *		10,773
5,900	LMI Aerospace, Inc. *		94,341
			295,940

	AGRICULTURE	0.35%
15,400	Alliance One International, Inc. *		65,296

	APPAREL	1.36%
1,500	G-III Apparel Group Ltd. *		52,725
10,300	Joe's Jeans, Inc. *		16,068
1,550	Perry Ellis International, Inc. *		42,579
6,400	Rocky Brands, Inc. *		64,256
3,600	True Religion Apparel, Inc. *		80,136
			255,764

	AUTO PARTS & EQUIPMENT	2.30%
1,100	Dorman Products, Inc. *		39,864
1,772	Exide Technologies *		16,674
2,100	Fuel Systems Solutions, Inc. *		61,698
3,200	Miller Industries, Inc.		45,536
3,000	Motorcar Parts of America, Inc. *		39,120
5,400	SORL Auto Parts, Inc. *		46,062
15,975	Spartan Motors, Inc.		97,288
500	Strattec Security Corp.		16,665
2,100	Superior Industries International, Inc.		44,562
3,400	Wonder Auto Technology, Inc. *		25,636
			433,105

	BANKS	7.82%
5,100	American River Bankshares *		30,549

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	BANKS (continued)
10,300	Banco Latinoamericano de Comercio Exterior S.A. †		$190,138
5,100	Bank of Commerce Holdings		21,675
2,000	Bank of Marin Bancorp		70,000
15,900	Banner Corp.		36,888
10,500	Center Financial Corp. *		79,590
1,200	Columbia Banking System, Inc.		25,272
6,500	Community Capital Corp. *		16,900
8,300	Crescent Financial Corp. *		18,758
6,300	Enterprise Financial Services Corp.		65,898
2,800	First Bancorp		42,868
6,300	First Busey Corp.		29,610
11,100	First Merchants Corp.		98,346
2,850	First of Long Island Corp.		82,393
3,600	Heritage Oaks Bancorp *		11,880
1,500	Horizon Bancorp		40,125
2,800	MetroCorp Bancshares, Inc. *		10,164
1,100	Midsouth Bancorp, Inc.		16,896
3,200	MidWestOne Financial Group, Inc.		48,352
9,100	New Century Bancorp, Inc. *		42,315
2,300	NewBridge Bancorp *		10,718
3,900	Oriental Financial Group, Inc. †		48,711
3,000	Pacific Continental Corp.		30,180
1,033	Peoples Bancorp of North Carolina, Inc.		5,475
3,500	Peoples Financial Corp.		52,535
800	Pinnacle Financial Partners, Inc. *		10,864
1	Porter Bancorp, Inc.		11
3,200	Savannah Bancorp, Inc.		22,400
1,300	SCBT Financial Corp.		42,575
20,100	Seacoast Banking Corp. of Florida *		29,346
1,065	Southside Bancshares, Inc.		22,440
6,800	Southwest Bancorp, Inc. *		84,320
6,900	Tennessee Commerce Bancorp, Inc. *		33,879
900	Texas Capital Bancshares, Inc. *		19,143
21,100	United Community Banks, Inc. *		41,145
6,872	Virginia Commerce Bancorp *		42,469
			1,474,828

	BEVERAGES	0.15%
700	Peet's Coffee & Tea, Inc. *		29,218

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	BIOTECHNOLOGY	5.22%
1,700	Affymax, Inc. *		$11,305
13,300	Ariad Pharmaceuticals, Inc. *		67,830
20,900	Arqule, Inc. *		122,683
9,900	Athersys, Inc. *		24,453
30,750	Celldex Therapeutics, Inc. *		126,690
7,100	Chelsea Therapeutics International, Inc. *		53,250
7,300	Curis, Inc. *		14,454
7,400	Cytokinetics, Inc. *		15,466
2,900	Emergent Biosolutions, Inc. *		68,034
6,900	Immunomedics, Inc. *		24,702
500	InterMune, Inc. *		18,200
3,300	Medicines Co. *		46,629
8,600	Micromet, Inc. *		69,832
3,300	Momenta Pharmaceuticals, Inc. *		49,401
3,100	Nanosphere, Inc. *		13,516
8,400	NPS Pharmaceuticals, Inc. *		66,360
1,000	NuPathe, Inc. *		9,060
923	Sequenom, Inc. *		7,412
55,300	SuperGen, Inc. *		144,886
15,300	Vical, Inc. *		30,906
			985,069

	BUILDING MATERIALS	0.25%
700	Apogee Enterprises, Inc.		9,429
4,400	LSI Industries, Inc.		37,224
			46,653

	CHEMICALS	1.52%
2,700	Aceto Corp.		24,300
2,200	Balchem Corp.		74,382
500	Hawkins, Inc.		22,200
1,700	Innophos Holdings, Inc.		61,336
500	Quaker Chemical Corp.		20,835
3,100	ShengdaTech, Inc. *		15,190
900	Stepan Co.		68,643
			286,886

	COMMERCIAL SERVICES	2.51%
4,200	Advance America Cash Advance Centers, Inc.		23,688

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	COMMERCIAL SERVICES (continued)
3,000	Cardtronics, Inc. *		$53,100
1,700	CPI Corp.		38,335
1,700	Dollar Financial Corp. *		48,671
500	Huron Consulting Group, Inc. *		13,225
2,600	Kenexa Corp. *		56,654
3,600	Lincoln Educational Services Corp.		55,836
3,100	Medifast, Inc. *		89,528
1,500	Perceptron, Inc. *		7,395
1,400	Providence Service Corp. *		22,498
3,700	StarTek, Inc. *		18,759
1,000	Steiner Leisure Ltd. * †		46,700
			474,389

	COMPUTERS	4.24%
17,200	Ciber, Inc. *		80,496
4,700	Cogo Group, Inc. *		41,595
3,700	Cray, Inc. *		26,455
2,900	Dynamics Research Corp. *		38,860
8,100	EasyLink Services International Corp. - Class A *		34,020
2,200	Hutchinson Technology, Inc. *		8,162
3,700	Integral Systems, Inc. *		36,667
1,800	LivePerson, Inc. *		20,340
9,700	Magma Design Automation, Inc. *		48,597
2,100	NCI, Inc. - Class A *		48,279
6,400	Ness Technologies, Inc. *		38,016
1,900	Netscout Systems, Inc. *		43,719
3,800	Radiant Systems, Inc. *		74,366
5,500	Radisys Corp. *		48,950
1,300	Rimage Corp. *		19,383
7,700	SMART Modular Technologies WWH, Inc. * †		44,352
1,700	Stratasys, Inc. *		55,488
3,400	Super Micro Computer, Inc. *		39,236
2,000	Virtusa Corp. *		32,720
1,200	Xyratex Ltd. * †		19,572
			799,273

	DISTRIBUTION/WHOLESALE	0.89%
2,600	Core-Mark Holding Co., Inc. *		92,534

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	DISTRIBUTION/WHOLESALE (continued)
800	MWI Veterinary Supply, Inc. *		$50,520
11,300	Navarre Corp. *		23,956
			167,010

	DIVERSIFIED FINANCIAL SERVICES	2.27%
2,500	Asta Funding, Inc.		20,250
4,100	Calamos Asset Management, Inc. - Class A		57,400
14,700	JMP Group, Inc.		112,161
1,800	National Financial Partners Corp. *		24,120
6,300	Sanders Morris Harris Group, Inc.		45,675
3,200	World Acceptance Corp. *		168,960
			428,566

	ELECTRICAL COMPONENTS & EQUIPMENT	1.03%
12,200	Advanced Battery Technologies, Inc. *		46,970
2,300	Coleman Cable, Inc. *		14,444
5,200	Energy Conversion Devices, Inc. *		23,920
4,200	Insteel Industries, Inc.		52,458
1,700	Powell Industries, Inc. *		55,896
			193,688

	ELECTRONICS	4.11%
1,100	American Science & Engineering, Inc.		93,753
2,500	Analogic Corp.		123,775
2,000	Ballantyne Strong, Inc. *		15,540
2,300	Bel Fuse, Inc. - Class B		54,970
3,200	Electro Scientific Industries, Inc. *		51,296
1,400	FARO Technologies, Inc. *		45,976
700	Image Sensing Systems, Inc. *		9,107
2,200	LoJack Corp. *		14,212
1,600	Methode Electronics, Inc.		20,752
2,800	NAM TAI Electronics, Inc. †		17,920
3,100	Newport Corp. *		53,847
800	NVE Corp. *		46,264
900	Orbotech Ltd. * †		11,772
1,400	OSI Systems, Inc. *		50,904
2,200	Rofin-Sinar Technologies, Inc. *		77,968
700	Sonic Solutions, Inc. *		10,500
5,100	Sypris Solutions, Inc. *		21,726

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	ELECTRONICS (continued)
6,300	X-Rite, Inc. *		$28,791
2,200	Zygo Corp. *		26,906
			775,979

	ENERGY - ALTERNATE SOURCES	0.42%
2,800	Comverge, Inc. *		19,348
9,200	Headwaters, Inc. *		42,136
1,200	Ocean Power Technologies, Inc. *		6,840
31,700	Plug Power, Inc. *		11,761
			80,085

	ENGINEERING & CONSTRUCTION	0.75%
900	Dycom Industries, Inc. *		13,275
1,700	Exponent, Inc. *		63,801
1,600	Mistras Group, Inc. *		21,568
1,300	VSE Corp.		42,926
			141,570

	ENTERTAINMENT	0.57%
3,900	Carmike Cinemas, Inc. *		30,108
1,300	Rick's Cabaret International, Inc. *		10,179
5,900	Shuffle Master, Inc. *		67,555
			107,842

	ENVIRONMENTAL CONTROL	0.38%
8,000	Ceco Environmental Corp. *		47,680
600	Industrial Services of America, Inc. *		7,350
1,000	U.S. Ecology Corp.		17,380
			72,410

	FOOD	1.29%
4,400	B&G Foods, Inc.		60,412
2,000	Chiquita Brands International, Inc. *		28,040
7,900	Inventure Foods, Inc. *		34,207
1,500	Nash Finch Co.		63,765
5,900	Smart Balance, Inc. *		25,547
1,800	Spartan Stores, Inc.		30,510
			242,481

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	FOREST PRODUCTS & PAPER	0.84%
3,300	Buckeye Technologies, Inc.		$69,333
3,400	KapStone Paper and Packaging Corp. *		52,020
4,400	Wausau Paper Corp.		37,884
			159,237

	GAS	0.11%
500	Chesapeake Utilities Corp.		20,760

	HEALTHCARE - PRODUCTS	3.06%
4,900	Caliper Life Sciences, Inc. *		31,066
6,200	CardioNet, Inc. *		29,016
2,700	Cynosure, Inc. - Class A *		27,621
3,400	Insulet Corp. *		52,700
2,800	Kensey Nash Corp. *		77,924
5,200	Natus Medical, Inc. *		73,736
3,100	Orthofix International N.V. †		89,900
9,400	Orthovita, Inc. *		18,894
11,700	Solta Medical, Inc. *		35,685
1,700	SonoSite, Inc. *		53,720
5,000	Spectranetics Corp. *		25,800
4,300	Stereotaxis, Inc. *		16,469
4,300	Syneron Medical Ltd. * †		43,817
			576,348

	HEALTHCARE - SERVICES	2.29%
1,800	Almost Family, Inc. *		69,156
2,000	American Dental Partners, Inc. *		27,020
16,700	Continucare Corp. *		78,156
600	Genoptix, Inc. *		11,412
2,000	Gentiva Health Services, Inc. *		53,200
2,900	LHC Group, Inc. *		87,000
6,400	Metropolitan Health Networks, Inc. *		28,608
5,300	Skilled Healthcare Group, Inc. - Class A *		47,594
1,500	U.S. Physical Therapy, Inc. *		29,730
			431,876

	HOME BUILDERS	0.27%
11,100	Standard Pacific Corp. *		51,060

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	HOME FURNISHINGS	0.19%
6,900	Furniture Brands International, Inc. *		$35,466

	HOUSEHOLD PRODUCTS/WARES	0.67%
2,200	Helen of Troy Ltd. * †		65,428
4,200	Kid Brands, Inc. *		35,910
2,100	Prestige Brands Holdings, Inc. *		25,095
			126,433

	INSURANCE	4.10%
5,900	American Equity Investment Life Holding Co.		74,045
7,100	AMERISAFE, Inc. *		124,250
10,000	Amtrust Financial Services, Inc.		175,000
800	EMC Insurance Group, Inc.		18,112
2,975	Life Partners Holdings, Inc.		56,912
21,900	Maiden Holdings Ltd. †		172,134
9,700	Meadowbrook Insurance Group, Inc.		99,425
2,700	SeaBright Insurance Holdings, Inc.		24,894
1,108	Tower Group, Inc.		28,342
			773,114

	INTERNET	3.89%
8,300	1-800-Flowers.com, Inc. – Class A *		22,327
5,500	Bidz.com, Inc. *		6,490
2,000	Dice Holdings, Inc. *		28,700
19,300	Drugstore.Com, Inc. *		42,653
1,500	ePlus, Inc. *		35,460
2,400	Global Sources Ltd. * †		22,848
9,100	HealthStream, Inc. *		73,164
6,200	Internap Network Services Corp. *		37,696
3,200	Internet Capital Group, Inc. *		45,504
1,600	Keynote Systems, Inc.		23,392
2,000	Liquidity Services, Inc. *		28,100
1,400	Local.com Corp. *		9,086
4,100	Orbitz Worldwide, Inc. *		22,919
6,300	PC-Tel, Inc. *		37,800
2,600	Perficient, Inc. *		32,500
1,600	RADVision Ltd. * †		14,352
2,300	S1 Corp. *		15,870
11,410	TeleCommunication Systems, Inc. – Class A *		53,285

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	INTERNET (continued)
3,500	Terremark Worldwide, Inc. *		$45,325
2,200	TheStreet.com, Inc.		5,874
700	Travelzoo, Inc. *		28,854
3,900	U.S. Auto Parts Network, Inc. *		32,760
8,100	Web.com Group, Inc. *		68,445
			733,404

	INVESTMENT MANAGEMENT COMPANIES	1.01%
3,700	Arlington Asset Investment Corp. - Class A		88,763
1,600	Fifth Street Finance Corp.		19,424
3,600	PennantPark Investment Corp.		44,064
3,399	TICC Capital Corp.		38,103
			190,354

	IRON/STEEL	0.25%
1,500	Universal Stainless & Alloy *		46,920

	LEISURE TIME	0.40%
13,400	Multimedia Games, Inc. *		74,772

	LODGING	0.41%
19,900	Century Casinos, Inc. *		48,158
2,600	Full House Resorts, Inc. *		8,840
10,100	MTR Gaming Group, Inc. *		20,402
			77,400

	MACHINERY - DIVERSIFIED	1.12%
3,800	Alamo Group, Inc.		105,716
2,800	Intevac, Inc. *		39,228
5,053	Tecumseh Products Co. - Class B *		65,942
			210,886

	MEDIA	1.23%
2,800	Acacia Research - Acacia Technologies *		72,632
1,500	DG FastChannel, Inc. *		43,320
3,400	Dolan Media Co. *		47,328
6,400	Journal Communications, Inc. - Class A *		32,320
4,200	McClatchy Co. - Class A *		19,614

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	MEDIA (continued)
9,400	New Frontier Media, Inc. *		$16,074
			231,288

	METAL FABRICATE/HARDWARE	0.32%
1,500	AM Castle & Co. *		27,615
1,400	Northwest Pipe Co. *		33,642
			61,257

	MINING	0.56%
900	Kaiser Aluminum Corp.		45,081
8,600	North American Palladium Ltd. * †		59,684
			104,765

	MISCELLANEOUS MANUFACTURING	1.85%
1,300	AZZ, Inc.		52,013
2,600	Ceradyne, Inc. *		81,978
1,400	FreightCar America, Inc.		40,516
10,800	GP Strategies Corp. *		110,592
3,900	Lydall, Inc. *		31,395
900	Sturm Ruger & Co., Inc.		13,761
1,500	Synalloy Corp.		18,180
			348,435

	OIL & GAS	4.30%
1,900	ATP Oil & Gas Corp. *		31,806
9,700	BPZ Resources, Inc. *		46,172
2,900	Callon Petroleum Co. *		17,168
1,400	Carrizo Oil & Gas, Inc. *		48,286
6,300	Crimson Exploration, Inc. *		26,838
1,500	FX Energy, Inc. *		9,225
16,210	Gastar Exploration Ltd. * †		69,703
1,500	Georesources, Inc. *		33,315
2,600	GMX Resources, Inc. *		14,352
2,200	Goodrich Petroleum Corp. *		38,808
3,300	Gulfport Energy Corp. *		71,445
6,900	Hercules Offshore, Inc. *		23,874
9,600	Magnum Hunter Resources Corp. *		69,120
10,600	Petroquest Energy, Inc. *		79,818

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	OIL & GAS (continued)
6,200	Pioneer Drilling Co. *		$54,622
4,400	Resolute Energy Corp. *		64,944
3,300	Rex Energy Corp. *		45,045
9,300	Vaalco Energy, Inc. *		66,588
			811,129

	OIL & GAS SERVICES	2.04%
1,400	Dawson Geophysical Co. *		44,660
1,700	Gulf Island Fabrication, Inc.		47,906
8,500	Matrix Service Co. *		103,530
1,100	OYO Geospace Corp. *		109,021
600	T-3 Energy Services, Inc. *		23,898
1,300	Tesco Corp. * †		20,644
3,500	Willbros Group, Inc. *		34,370
			384,029

	PACKAGING & CONTAINERS	0.11%
1,700	UFP Technologies, Inc. *		20,723

	PHARMACEUTICALS	5.63%
5,400	Allos Therapeutics, Inc. *		24,894
4,450	Animal Health International, Inc. *		12,772
4,500	Ardea Biosciences, Inc. *		117,000
9,100	Array Biopharma, Inc. *		27,209
7,900	AVANIR Pharmaceuticals, Inc. *		32,232
7,700	Dusa Pharmaceuticals, Inc. *		18,865
20,700	Dyax Corp. *		44,298
800	Hi-Tech Pharmacal Co., Inc. *		19,960
5,100	Inspire Pharmaceuticals, Inc. *		42,840
5,900	ISTA Pharmaceuticals, Inc. *		30,267
8,800	Keryx Biopharmaceuticals, Inc. *		40,304
2,400	MAP Pharmaceuticals, Inc. *		40,176
16,800	MyRexis, Inc. *		69,888
750	Neogen Corp. *		30,772
3,200	Obagi Medical Products, Inc. *		36,960
5,600	Orexigen Therapeutics, Inc. *		45,248
6,000	Rigel Pharmaceuticals, Inc. *		45,180
18,500	Santarus, Inc. *		60,495

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	PHARMACEUTICALS (continued)
11,500	Sciclone Pharmaceuticals, Inc. *		$48,070
8,600	Spectrum Pharmaceuticals, Inc. *		59,082
30,750	Sucampo Pharmaceuticals, Inc. – Class A *		118,080
2,923	Targacept, Inc. *		77,459
2,100	Vivus, Inc. *		19,677
			1,061,728

	REAL ESTATE INVESTMENT TRUSTS	3.45%
6,700	Anworth Mortgage Asset Corp.		46,900
1,000	Apollo Commercial Real Estate Finance, Inc.		16,350
8,300	Arbor Realty Trust, Inc. *		49,468
6,500	CapLease, Inc.		37,830
9,300	Capstead Mortgage Corp.		117,087
1,100	Chatham Lodging Trust		18,975
800	Colony Financial, Inc.		16,016
10,000	Cypress Sharpridge Investments, Inc.		129,100
2,000	Education Realty Trust, Inc.		15,540
3,300	FelCor Lodging Trust, Inc. *		23,232
1,600	First Potomac Realty Trust		26,912
9,200	NorthStar Realty Finance Corp.		43,700
3,800	Resource Capital Corp.		28,044
8,400	Two Harbors Investment Corp.		82,236
			651,390

	REAL ESTATE MANAGEMENT	0.25%
9,700	Thomas Properties Group, Inc. *		40,934
217	United Capital Corp. *		7,053
			47,987

	RETAIL	2.10%
5,700	America’s Car-Mart, Inc. *		154,356
120	Biglari Holdings, Inc. *		49,225
1,900	Carrols Restaurant Group, Inc. *		14,098
2,300	Conn’s, Inc. *		10,764
6,100	Denny’s Corp. *		21,838
1,400	Fuqi International, Inc. *		8,932
1,300	PetMed Express, Inc.		23,153
5,500	Ruth’s Hospitality Group, Inc. *		25,465
2,800	Shoe Carnival, Inc. *		75,600

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	RETAIL (continued)
1,400	Stein Mart, Inc.		$12,950
			396,381

	SAVINGS & LOANS	2.26%
3,200	BofI Holding, Inc. *		49,632
2,000	First Pactrust Bancorp, Inc.		26,540
7,500	First Place Financial Corp. *		19,575
4,300	Flushing Financial Corp.		60,200
3,550	HopFed Bancorp, Inc.		31,879
3,100	Indiana Community Bancorp		52,514
1,400	MutualFirst Financial, Inc.		13,020
1,800	NASB Financial, Inc.		30,168
3,700	Pacific Premier Bancorp, Inc. *		23,273
9,300	Provident Financial Holdings, Inc.		67,332
1,000	Teche Holding Co.		34,750
900	Territorial Bancorp, Inc.		17,919
			426,802

	SEMICONDUCTORS	5.36%
10,200	Advanced Analogic Technologies, Inc. *		40,902
1,600	Amtech Systems, Inc. *		40,240
6,200	Anadigics, Inc. *		42,966
1,600	ATMI, Inc. *		31,904
5,800	AXT, Inc. *		60,552
2,800	Cascade Microtech, Inc. *		12,096
2,200	Ceva, Inc. *		45,100
3,700	Cohu, Inc.		61,346
14,300	Conexant Systems, Inc. *		23,309
3,700	DSP Group, Inc. *		30,118
14,100	Emcore Corp. *		15,228
6,100	Entropic Communications, Inc. *		73,688
5,900	Exar Corp. *		41,182
4,600	GSI Technology, Inc. *		37,260
4,681	Integrated Silicon Solution, Inc. *		37,588
2,000	IXYS Corp. *		23,240
13,400	Kopin Corp. *		55,744
5,600	Lattice Semiconductor Corp. *		33,936
4,700	Mindspeed Technologies, Inc. *		28,670
4,700	O2Micro International Ltd. ADR * †		29,046

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	SEMICONDUCTORS (continued)
8,200	PLX Technology, Inc. *		$29,602
1,700	Richardson Electronics Ltd.		19,873
5,100	Rudolph Technologies, Inc. *		41,973
3,700	Sigma Designs, Inc. *		52,429
2,700	Silicon Image, Inc. *		19,845
1,900	Ultratech, Inc. *		37,772
1,200	Volterra Semiconductor Corp. *		27,792
2,000	Zoran Corp. *		17,600
			1,011,001

	SOFTWARE	3.85%
4,900	Actuate Corp. *		27,930
4,750	Bottomline Technologies, Inc. *		103,122
2,800	China TransInfo Technology Corp. *		13,244
15,200	Descartes Systems Group, Inc. * †		106,248
4,900	Digi International, Inc. *		54,390
1,600	Ebix, Inc. *		37,872
2,300	Evolving Systems, Inc.		19,136
2,900	inContact, Inc. *		9,570
1,900	Interactive Intelligence, Inc. *		49,704
3,600	Medidata Solutions, Inc. *		85,968
1,800	Opnet Technologies, Inc.		48,186
2,800	RightNow Technologies, Inc. *		66,276
4,700	Smith Micro Software, Inc. *		73,978
17,200	Trident Microsystems, Inc. *		30,616
			726,240

	TELECOMMUNICATIONS	3.79%
1,100	Alliance Fiber Optic Products, Inc. *		17,248
2,500	Anaren, Inc. *		52,125
8,800	BigBand Networks, Inc. *		24,640
2,600	China Information Technology, Inc. *		13,546
1,200	Consolidated Communications Holdings, Inc.		23,160
1,200	EMS Technologies, Inc. *		23,736
8,500	Extreme Networks *		26,265
2,900	Globecomm Systems, Inc. *		29,000
3,300	Harmonic, Inc. *		28,281
2,700	HickoryTech Corp.		25,920

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	TELECOMMUNICATIONS (continued)
1,600	Knology, Inc. *		$25,008
1,700	KVH Industries, Inc. *		20,315
3,000	Novatel Wireless, Inc. *		28,650
4,700	Oplink Communications, Inc. *		86,809
22,000	Opnext, Inc. *		38,720
9,400	ORBCOMM, Inc. *		24,346
800	Preformed Line Products Co.		46,820
1,500	Sierra Wireless, Inc. * †		22,380
8,127	Symmetricom, Inc. *		57,620
1,600	Telestone Technologies Corp. *		16,992
5,500	UniTek Global Services, Inc. *		54,010
700	USA Mobility, Inc.		12,439
7,500	Vonage Holdings Corp. *		16,800
			714,830

	TOYS/GAMES/HOBBIES	0.20%
900	JAKKS Pacific, Inc. *		16,398
3,900	Leapfrog Enterprises, Inc. *		21,645
			38,043

	TRANSPORTATION	2.00%
6,000	Air Transport Services Group, Inc. *		47,400
1,300	CAI International, Inc. *		25,480
41,200	Express-1 Expedited Solutions, Inc. *		105,060
8,800	Horizon Lines, Inc. - Class A		38,456
5,300	Pacer International, Inc. *		36,252
2,400	PAM Transportation Services, Inc. *		26,928
11,726	Paragon Shipping, Inc. - Class A †		40,220
18,474	Star Bulk Carriers Corp. †		49,326
700	Teekay Tankers Ltd. †		8,638
			377,760

	TRUCKING & LEASING	0.12%
1,100	Greenbrier Cos., Inc. *		23,089

	WATER	0.07%
1,400	Consolidated Water Co., Inc. †		12,838

	TOTAL COMMON STOCK (Cost $15,563,360)		18,421,843

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments (continued)

December 31, 2010 (Unaudited)

Number of Shares			Value

	EXCHANGE-TRADED FUNDS	2.20%
5,302	iShares Russell 2000 Index Fund		$414,775

	TOTAL EXCHANGE-TRADED FUNDS (Cost $409,214)		414,775

	MONEY MARKET FUNDS	3.04%
573,706	Federated Prime Obligations Fund		573,706

	TOTAL MONEY MARKET FUNDS (Cost $573,706)		573,706

	TOTAL INVESTMENTS (Cost $16,546,280)	102.91%	19,410,324

	Liabilities less Other Assets	(2.91)%	(549,682)

	NET ASSETS	100.00%	$18,860,642

* Non-income producing security.
† Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

See notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
December 31, 2010
(Unaudited)

1. Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category and economic sector as of December 31, 2010:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks	$18,421,843	-	-	$18,421,843
Exchange Traded Fund	414,775	-	-	414,775
Money Market Fund	573,706	-	-	573,706
Total	$19,410,324	-	-	$19,410,324

All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by industry classification, please refer to the Schedule of Investments. There were no significant transfers between each of the three levels.

(b) Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of and for the quarter ended December 31, 2010, there were no securities on loan by the Fund.

(c) Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, if any, will be distributed to shareholders at least annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(3) Federal Income Tax Information

At December 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Micro Cap
Fund

Cost of Investments	$17,250,729

Gross Unrealized Appreciation	$4,044,311
Gross Unrealized Depreciation	(1,884,716)

Net Unrealized Appreciation (Depreciation) on Investments	$2,159,595

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:      /s/ Joseph  N. Pappo
Joseph N. Pappo
President

Date:   February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph  N. Pappo
Joseph N. Pappo
President

Date:   February 24, 2011

By:      /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:   February 24, 2011